UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01241
Investment Company Act File Number
Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
November 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund
Eaton Vance Focused Growth Opportunities Fund
Eaton Vance Focused Value Opportunities Fund
Eaton Vance Greater China Growth Fund
Eaton Vance Multi-Cap Growth Fund
Eaton Vance Richard Bernstein All Asset Strategy Fund
Eaton Vance Richard Bernstein Equity Strategy Fund (formerly, Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund)
Eaton Vance Worldwide Health Sciences Fund

Eaton Vance
Asian Small Companies Fund
November 30, 2011 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2011, the value of the Fund’s investment in the Portfolio was $31,527,546 and the Fund owned 44.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Australia — 1.7%

Metals & Mining — 1.7%
Kingsgate Consolidated, Ltd.	174,350	$1,204,331

		$1,204,331

Total Australia (identified cost $1,493,117)		$1,204,331

China — 18.1%

Containers & Packaging — 3.9%
AMVIG Holdings, Ltd.	4,682,000	$2,795,795

		$2,795,795

Electronic Equipment, Instruments & Components — 1.7%
China High Precision Automation Group, Ltd.(1)	3,338,000	$1,177,296

		$1,177,296

Food Products — 3.1%
China Minzhong Food Corp., Ltd.(1)	967,000	$665,902
Uni-President China Holdings, Ltd.	2,764,000	1,537,210

		$2,203,112

Gas Utilities — 0.5%
China Resources Gas Group, Ltd.	252,000	$380,208

		$380,208

Household Products — 5.7%
Vinda International Holdings, Ltd.	1,124,000	$1,477,868
Youyuan International Holdings, Ltd.(1)	9,742,000	2,593,580

		$4,071,448

Multiline Retail — 1.2%
Parkson Retail Group, Ltd.	710,500	$881,133

		$881,133

Real Estate Management & Development — 2.0%
Perennial China Retail Trust(1)	1,966,000	$804,785
SOHO China, Ltd.	958,000	651,945

		$1,456,730

Total China (identified cost $14,640,735)		$12,965,722

Hong Kong — 6.8%

Consumer Finance — 1.2%
Public Financial Holdings, Ltd.	1,852,000	$847,884

		$847,884

Diversified Financial Services — 1.4%
First Pacific Co., Ltd.	912,000	$1,013,180

		$1,013,180

1

Security	Shares	Value
Food Products — 2.3%
Biostime International Holdings, Ltd.	1,010,500	$1,679,314

		$1,679,314

Multiline Retail — 0.5%
AEON Stores (Hong Kong) Co., Ltd.	151,500	$340,846

		$340,846

Textiles, Apparel & Luxury Goods — 1.4%
Stella International Holdings, Ltd.	416,500	$971,443

		$971,443

Total Hong Kong (identified cost $4,912,705)		$4,852,667

India — 7.5%

Commercial Banks — 3.0%
Allahabad Bank, Ltd.	715,364	$2,144,779

		$2,144,779

Household Products — 1.4%
Jyothy Laboratories, Ltd.	361,312	$1,026,284

		$1,026,284

Personal Products — 1.8%
Godrej Consumer Products, Ltd.	163,920	$1,267,655

		$1,267,655

Pharmaceuticals — 1.3%
Aurobindo Pharma, Ltd.	512,370	$919,177

		$919,177

Total India (identified cost $9,247,067)		$5,357,895

Indonesia — 6.9%

Commercial Banks — 3.1%
Bank Bukopin Tbk PT	32,649,500	$2,229,630

		$2,229,630

Consumer Finance — 2.5%
Clipan Finance Indonesia Tbk PT	36,291,000	$1,752,536

		$1,752,536

Oil, Gas & Consumable Fuels — 1.3%
Sakari Resources, Ltd.	605,000	$930,702

		$930,702

Total Indonesia (identified cost $5,128,227)		$4,912,868

Malaysia — 17.5%

Automobiles — 2.7%
DRB-HICOM Bhd	2,929,300	$1,914,884

		$1,914,884

2

Security	Shares	Value
Construction & Engineering — 3.1%
Mudajaya Group Bhd	3,100,966	$2,193,338

		$2,193,338

Food Products — 2.0%
Oldtown Bhd	4,284,200	$1,455,698

		$1,455,698

Health Care Equipment & Supplies — 4.0%
Supermax Corp. Bhd	2,473,100	$2,871,526

		$2,871,526

Multiline Retail — 2.6%
Aeon Co. (M) Bhd	809,000	$1,829,988

		$1,829,988

Real Estate Management & Development — 1.2%
Selangor Properties Bhd	844,300	$878,979

		$878,979

Specialty Retail — 1.9%
Padini Holdings Bhd	4,007,200	$1,360,557

		$1,360,557

Total Malaysia (identified cost $14,699,902)		$12,504,970

Singapore — 16.7%

Air Freight & Logistics — 1.0%
Singapore Post, Ltd.	956,000	$737,590

		$737,590

Construction & Engineering — 2.1%
PEC, Ltd.	2,903,000	$1,524,543

		$1,524,543

Energy Equipment & Services — 0.9%
Ezion Holdings, Ltd.	1,160,000	$614,276

		$614,276

Food & Staples Retailing — 2.0%
Olam International, Ltd.	772,000	$1,443,388

		$1,443,388

Food Products — 1.6%
Petra Foods, Ltd.	139,000	$186,834
Super Group, Ltd.	801,000	954,406

		$1,141,240

Hotels, Restaurants & Leisure — 1.4%
Overseas Union Enterprise, Ltd.	628,000	$1,001,635

		$1,001,635

Multiline Retail — 2.1%
Parkson Retail Asia, Ltd.(1)	1,703,000	$1,528,069

		$1,528,069

Real Estate Investment Trusts (REITs) — 2.3%
CDL Hospitality Trusts	1,407,000	$1,650,991

		$1,650,991

3

Security	Shares	Value
Specialty Retail — 3.3%
OSIM International, Ltd.	2,877,000	$2,337,159

		$2,337,159

Total Singapore (identified cost $13,241,429)		$11,978,891

South Korea — 8.2%

Beverages — 2.7%
Hite-Jinro Co., Ltd.	70,980	$1,902,529

		$1,902,529

Commercial Banks — 1.8%
BS Financial Group, Inc.(1)	120,290	$1,252,580

		$1,252,580

Commercial Services & Supplies — 1.0%
KEPCO Plant Service & Engineering Co., Ltd.	22,780	$730,803

		$730,803

Internet & Catalog Retail — 1.7%
CJ O Shopping Co., Ltd.	5,031	$1,249,639

		$1,249,639

Metals & Mining — 1.0%
POSCO Chemtech Co., Ltd.	4,330	$744,361

		$744,361

Total South Korea (identified cost $6,036,784)		$5,879,912

Taiwan — 9.6%

Computers & Peripherals — 3.5%
Pegatron Corp.	1,373,000	$1,459,242
Simplo Technology Co., Ltd.	181,000	1,017,521

		$2,476,763

Health Care Equipment & Supplies — 3.8%
Pacific Hospital Supply Co., Ltd.	522,000	$1,471,112
St. Shine Optical Co., Ltd.	108,000	1,231,469

		$2,702,581

Leisure Equipment & Products — 0.8%
Giant Manufacturing Co., Ltd.	163,000	$591,427

		$591,427

Semiconductors & Semiconductor Equipment — 1.5%
Radiant Opto-Electronics Corp.	357,240	$1,085,558

		$1,085,558

Total Taiwan (identified cost $7,287,045)		$6,856,329

Thailand — 2.7%

Insurance — 1.0%
Bangkok Life Assurance PCL(2)	431,500	$715,262

		$715,262

4

Security	Shares	Value
Real Estate Management & Development — 1.7%
Ticon Industrial Connection PCL(2)	3,464,600	$1,221,102

		$1,221,102

Total Thailand (identified cost $1,732,222)		$1,936,364

Total Common Stocks — 95.7% (identified cost $78,419,233)		$68,449,949

Short-Term Investments — 3.6%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/11	$2,609	$2,608,580

Total Short-Term Investments (identified cost $2,608,580)		$2,608,580

Total Investments — 99.3% (identified cost $81,027,813)		$71,058,529

Other Assets, Less Liabilities — 0.7%		$500,941

Net Assets — 100.0%		$71,559,470

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	-	Public Company Ltd.

(1)		Non-income producing security.

(2)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

The Portfolio did not have any open financial instruments at November 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$82,025,275

Gross unrealized appreciation	$2,032,435
Gross unrealized depreciation	(12,999,181)

Net unrealized depreciation	$(10,966,746)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At November 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Australia	$—	$1,204,331		$—	$1,204,331
China	1,177,296	11,788,426		—	12,965,722
Hong Kong	—	4,852,667		—	4,852,667
India	—	5,357,895		—	5,357,895
Indonesia	—	4,912,868		—	4,912,868
Malaysia	1,455,698	11,049,272		—	12,504,970
Singapore	1,528,069	10,450,822		—	11,978,891
South Korea	—	5,879,912		—	5,879,912
Taiwan	—	6,856,329		—	6,856,329
Thailand	1,936,364	—		—	1,936,364

Total Common Stocks	$6,097,427	$62,352,522	*	$—	$68,449,949

Short-Term Investments	$—	$2,608,580		$—	$2,608,580

Total Investments	$6,097,427	$64,961,102		$—	$71,058,529

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance
Greater China Growth Fund
November 30, 2011 (Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2011, the value of the Fund’s investment in the Portfolio was $160,615,688 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater China Growth Portfolio
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
China — 52.6%
Automobiles — 2.0%
Dongfeng Motor Group Co., Ltd., Class H	2,110,000	$3,169,071

		$3,169,071

Commercial Banks — 6.4%
China Construction Bank Corp., Class H	6,501,110	$4,623,315
Industrial & Commercial Bank of China, Ltd., Class H	9,694,000	5,652,192

		$10,275,507

Communications Equipment — 4.2%
AAC Technologies Holdings, Inc.	1,470,000	$3,544,906
ZTE Corp., Class H	1,030,320	3,152,521

		$6,697,427

Computers & Peripherals — 2.1%
Lenovo Group, Ltd.	4,602,000	$3,280,570

		$3,280,570

Diversified Consumer Services — 1.5%
New Oriental Education & Technology Group, Inc. ADR(1)	96,800	$2,443,232

		$2,443,232

Diversified Telecommunication Services — 1.1%
China Unicom (Hong Kong), Ltd.	772,000	$1,676,055

		$1,676,055

Energy Equipment & Services — 1.7%
China Oilfield Services, Ltd., Class H	1,730,000	$2,670,182

		$2,670,182

Food Products — 2.0%
Uni-President China Holdings, Ltd.	1,237,000	$687,963
Want Want China Holdings, Ltd.	2,485,000	2,587,764

		$3,275,727

Hotels, Restaurants & Leisure — 1.1%
Home Inns & Hotels Management, Inc. ADR(1)	55,300	$1,717,618

		$1,717,618

Insurance — 3.3%
China Life Insurance Co., Ltd., Class H	509,000	$1,368,840
China Pacific Insurance (Group) Co., Ltd., Class H	255,000	733,830
PICC Property & Casualty Co., Ltd., Class H	626,000	848,360
Ping An Insurance (Group) Co. of China, Ltd., Class H	331,000	2,306,044

		$5,257,074

Internet Software & Services — 4.4%
Baidu, Inc. ADR(1)	24,400	$3,196,156
Tencent Holdings, Ltd.	200,800	3,916,540

		$7,112,696

Machinery — 1.7%
Sany Heavy Equipment International Holdings Co., Ltd.	2,910,000	$2,759,357

		$2,759,357

1

Security	Shares	Value
Media — 0.7%
Focus Media Holding, Ltd. ADR(1)	63,700	$1,179,724

		$1,179,724

Metals & Mining — 2.3%
Zhaojin Mining Industry Co., Ltd., Class H	968,000	$1,690,350
Zijin Mining Group Co., Ltd., Class H	4,386,000	1,960,471

		$3,650,821

Oil, Gas & Consumable Fuels — 7.7%
China Shenhua Energy Co., Ltd., Class H	770,000	$3,398,782
CNOOC, Ltd.	2,726,000	5,287,969
PetroChina Co., Ltd., Class H	2,880,000	3,739,854

		$12,426,605

Real Estate Management & Development — 2.7%
China Overseas Land & Investment, Ltd.	862,000	$1,521,590
Longfor Properties Co., Ltd.	2,415,000	2,862,858

		$4,384,448

Specialty Retail — 3.0%
Belle International Holdings, Ltd.	1,784,000	$3,432,467
China ZhengTong Auto Services Holdings, Ltd.(1)	1,403,000	1,429,212

		$4,861,679

Wireless Telecommunication Services — 4.7%
China Mobile, Ltd.	767,000	$7,573,659

		$7,573,659

Total China (identified cost $86,284,032)		$84,411,452

Hong Kong — 22.0%
Commercial Banks — 2.3%
BOC Hong Kong (Holdings), Ltd.	1,030,500	$2,362,067
Hang Seng Bank, Ltd.	107,600	1,327,563

		$3,689,630

Distributors — 2.6%
Li & Fung, Ltd.	2,050,000	$4,264,793

		$4,264,793

Diversified Financial Services — 1.1%
Hong Kong Exchanges and Clearing, Ltd.	103,000	$1,702,010

		$1,702,010

Electric Utilities — 1.0%
Power Assets Holdings, Ltd.	209,500	$1,569,725

		$1,569,725

Hotels, Restaurants & Leisure — 0.9%
Sands China, Ltd.(1)	478,000	$1,430,376

		$1,430,376

Household Durables — 0.3%
Techtronic Industries Co., Ltd.	490,000	$449,824

		$449,824

Industrial Conglomerates — 1.9%
Hutchison Whampoa, Ltd.	357,000	$3,135,443

		$3,135,443

2

Security	Shares	Value
Insurance — 2.3%
AIA Group, Ltd.	1,174,200	$3,698,453

		$3,698,453

Real Estate Management & Development — 6.3%
Cheung Kong (Holdings), Ltd.	274,000	$3,163,053
Sun Hung Kai Properties, Ltd.	211,331	2,613,502
Swire Pacific, Ltd., Class A	192,000	2,343,847
Wharf Holdings, Ltd. (The)	406,000	1,978,986

		$10,099,388

Semiconductors & Semiconductor Equipment — 0.8%
ASM Pacific Technology, Ltd.	123,800	$1,376,912

		$1,376,912

Specialty Retail — 1.4%
Emperor Watch & Jewellery, Ltd.	14,900,000	$2,182,499

		$2,182,499

Textiles, Apparel & Luxury Goods — 1.1%
Stella International Holdings, Ltd.	758,000	$1,767,957

		$1,767,957

Total Hong Kong (identified cost $40,776,938)		$35,367,010

Singapore — 1.8%
Industrial Conglomerates — 1.8%
Jardine Matheson Holdings, Ltd.	57,200	$2,893,005

		$2,893,005

Total Singapore (identified cost $2,891,426)		$2,893,005

Taiwan — 23.6%
Capital Markets — 1.3%
Yuanta Financial Holding Co., Ltd.(1)	4,174,770	$2,091,739

		$2,091,739

Chemicals — 2.0%
Formosa Plastics Corp.	1,167,000	$3,149,010

		$3,149,010

Commercial Banks — 1.9%
Chinatrust Financial Holding Co., Ltd.	5,483,103	$3,115,456

		$3,115,456

Computers & Peripherals — 1.6%
Catcher Technology Co., Ltd.	363,000	$1,773,803
Quanta Computer, Inc.	364,000	732,635

		$2,506,438

Electronic Equipment, Instruments & Components — 3.7%
Hon Hai Precision Industry Co., Ltd.	1,067,580	$2,903,259
Synnex Technology International Corp.	1,248,357	2,992,180

		$5,895,439

Food & Staples Retailing — 1.1%
President Chain Store Corp.	341,000	$1,718,612

		$1,718,612

3

Security	Shares	Value
Health Care Equipment & Supplies — 1.0%
St. Shine Optical Co., Ltd.	141,000	$1,607,751

		$1,607,751

Marine — 0.9%
First Steamship Co., Ltd.	1,095,000	$1,512,039

		$1,512,039

Multiline Retail — 1.3%
Far Eastern Department Stores, Ltd.	1,680,840	$2,150,437

		$2,150,437

Semiconductors & Semiconductor Equipment — 6.6%
Advanced Semiconductor Engineering, Inc.	2,124,995	$1,921,994
Taiwan Semiconductor Manufacturing Co., Ltd.	3,490,839	8,751,562

		$10,673,556

Wireless Telecommunication Services — 2.2%
Taiwan Mobile Co., Ltd.	1,074,600	$3,458,058

		$3,458,058

Total Taiwan (identified cost $40,711,057)		$37,878,535

Total Common Stocks — 100.0% (identified cost $170,663,453)		$160,550,002

Other Assets, Less Liabilities — 0.0%(2)		$66,039

Net Assets — 100.0%		$160,616,041

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security

(2)		Amount is less than 0.05%

The Portfolio did not have any open financial instruments at November 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$171,409,702

Gross unrealized appreciation	$11,167,743
Gross unrealized depreciation	(22,027,443)

Net unrealized depreciation	$(10,859,700)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$5,340,574	$20,276,636		$—	$25,617,210
Consumer Staples	—	4,994,339		—	4,994,339
Energy	—	15,096,787		—	15,096,787
Financials	—	44,313,705		—	44,313,705
Health Care	—	1,607,751		—	1,607,751
Industrials	—	10,299,844		—	10,299,844
Information Technology	3,196,156	34,346,882		—	37,543,038
Materials	—	6,799,831		—	6,799,831
Telecommunication Services	—	12,707,772		—	12,707,772
Utilities	—	1,569,725		—	1,569,725

Total Common Stocks	$8,536,730	$152,013,272	*	$—	$160,550,002

Total Investments	$8,536,730	$152,013,272		$—	$160,550,002

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance
Multi-Cap Growth Fund
November 30, 2011 (Unaudited)

Eaton Vance Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2011, the value of the Fund’s investment in the Portfolio was $149,059,881 and the Fund owned 97.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Multi-Cap Growth Portfolio
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%(1)

Security	Shares	Value
Aerospace & Defense — 1.9%
Precision Castparts Corp.	17,500	$2,883,125

		$2,883,125

Air Freight & Logistics — 1.2%
Expeditors International of Washington, Inc.(2)	43,500	$1,892,685

		$1,892,685

Auto Components — 0.8%
Lear Corp.	27,600	$1,157,268

		$1,157,268

Beverages — 1.3%
Anheuser-Busch InBev NV ADR(2)	22,500	$1,350,000
Beam, Inc.(2)	12,500	656,500

		$2,006,500

Capital Markets — 1.1%
Lazard, Ltd., Class A	22,300	$575,786
T. Rowe Price Group, Inc.(2)	18,300	1,038,708

		$1,614,494

Chemicals — 4.5%
Celanese Corp., Class A	54,050	$2,512,785
Monsanto Co.	39,000	2,864,550
Praxair, Inc.	14,200	1,448,400

		$6,825,735

Commercial Services & Supplies — 1.4%
Waste Connections, Inc.(2)	66,999	$2,195,557

		$2,195,557

Communications Equipment — 2.7%
QUALCOMM, Inc.	49,300	$2,701,640
Riverbed Technology, Inc.(2)(3)	38,500	1,001,000
Sycamore Networks, Inc.	22,400	443,520

		$4,146,160

Computers & Peripherals — 8.6%
Apple, Inc.(3)	21,300	$8,140,860
Dell, Inc.(3)	118,400	1,865,984
EMC Corp.(3)	105,500	2,427,555
Quantum Corp.(3)	292,400	786,556

		$13,220,955

Consumer Finance — 1.1%
American Express Co.	35,200	$1,691,008

		$1,691,008

Diversified Financial Services — 1.0%
Citigroup, Inc.	19,000	$522,120
Moody’s Corp.(2)	29,800	1,034,358

		$1,556,478

Energy Equipment & Services — 6.5%
Ensco PLC ADR(2)	45,100	$2,343,847
Halliburton Co.	80,100	2,947,680

1

Security	Shares	Value
Rowan Cos., Inc.(3)	66,000	$2,238,060
Tidewater, Inc.(2)	47,200	2,378,880

		$9,908,467

Food Products — 1.2%
Mead Johnson Nutrition Co.	25,000	$1,884,000

		$1,884,000

Health Care Equipment & Supplies — 1.9%
Analogic Corp.	19,700	$1,103,397
St. Jude Medical, Inc.	48,900	1,879,716

		$2,983,113

Health Care Providers & Services — 6.4%
Catalyst Health Solutions, Inc.(2)(3)	29,200	$1,518,984
Centene Corp.(2)(3)	55,500	2,148,405
DaVita, Inc.(3)	25,600	1,950,208
MEDNAX, Inc.(2)(3)	34,200	2,305,080
Team Health Holdings, Inc.(2)(3)	87,200	1,914,912

		$9,837,589

Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc.(2)(3)	116,600	$2,269,036

		$2,269,036

Hotels, Restaurants & Leisure — 5.5%
Panera Bread Co., Class A(2)(3)	14,400	$2,064,672
Starbucks Corp.	43,500	1,891,380
Starwood Hotels & Resorts Worldwide, Inc.	28,300	1,349,344
Yum! Brands, Inc.	57,000	3,194,280

		$8,499,676

Household Products — 2.1%
Church & Dwight Co., Inc.(2)	33,700	$1,491,225
Colgate-Palmolive Co.	18,900	1,729,350

		$3,220,575

Industrial Conglomerates — 0.8%
Danaher Corp.(2)	25,600	$1,238,528

		$1,238,528

Insurance — 0.5%
Aflac, Inc.(2)	17,900	$777,576

		$777,576

Internet & Catalog Retail — 3.4%
Amazon.com, Inc.(3)	14,500	$2,788,205
priceline.com, Inc.(2)(3)	5,100	2,478,039

		$5,266,244

Internet Software & Services — 6.1%
eBay, Inc.(3)	49,800	$1,473,582
Google, Inc., Class A(3)	6,500	3,896,035
LinkedIn Corp., Class A(3)	4,600	303,278
Rackspace Hosting, Inc.(2)(3)	51,300	2,225,394
VeriSign, Inc.(2)	45,600	1,531,248

		$9,429,537

IT Services — 2.9%
Accenture PLC, Class A	38,400	$2,224,512
Visa, Inc., Class A	22,700	2,201,219

		$4,425,731

2

Security	Shares	Value
Life Sciences Tools & Services — 0.8%
Bruker Corp.(3)	98,300	$1,230,716

		$1,230,716

Machinery — 4.9%
Cummins, Inc.	25,300	$2,437,149
Kennametal, Inc.(2)	35,100	1,337,661
Parker Hannifin Corp.	23,900	1,978,442
Timken Co. (The)	43,200	1,814,832

		$7,568,084

Media — 1.0%
Sirius XM Radio, Inc.(2)(3)	853,500	$1,536,300

		$1,536,300

Metals & Mining — 0.7%
Cliffs Natural Resources, Inc.(2)	15,600	$1,057,836

		$1,057,836

Oil, Gas & Consumable Fuels — 4.3%
Cabot Oil & Gas Corp.	31,400	$2,781,726
Rosetta Resources, Inc.(2)(3)	27,845	1,513,097
SM Energy Co.	29,900	2,376,751

		$6,671,574

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	14,800	$1,746,104

		$1,746,104

Pharmaceuticals — 2.4%
Allergan, Inc.	30,100	$2,519,972
Warner Chilcott PLC, Class A(2)(3)	72,100	1,133,412

		$3,653,384

Professional Services — 0.6%
Odyssey Marine Exploration, Inc.(2)(3)	349,300	$890,715

		$890,715

Real Estate Investment Trusts (REITs) — 1.0%
AvalonBay Communities, Inc.	11,700	$1,460,745

		$1,460,745

Road & Rail — 2.8%
J.B. Hunt Transport Services, Inc.(2)	43,300	$1,979,676
Kansas City Southern(3)	33,346	2,268,528

		$4,248,204

Semiconductors & Semiconductor Equipment — 3.3%
Cirrus Logic, Inc.(2)(3)	92,000	$1,498,680
Cypress Semiconductor Corp.(2)(3)	63,700	1,214,759
NetLogic Microsystems, Inc.(3)	47,500	2,347,450

		$5,060,889

Software — 3.2%
Ariba, Inc.(2)(3)	55,800	$1,693,530
Intuit, Inc.	29,300	1,559,932
Microsoft Corp.	29,800	762,284
VMware, Inc., Class A(3)	8,800	850,784

		$4,866,530

3

Security	Shares	Value
Specialty Retail — 3.0%
Ross Stores, Inc.	23,900	$2,129,251
Signet Jewelers, Ltd.(2)	28,800	1,275,264
Tractor Supply Co.(2)	16,800	1,213,464

		$4,617,979

Textiles, Apparel & Luxury Goods — 1.9%
NIKE, Inc., Class B	21,000	$2,019,780
Warnaco Group, Inc. (The)(2)(3)	18,800	952,972

		$2,972,752

Tobacco — 1.3%
Philip Morris International, Inc.	26,200	$1,997,488

		$1,997,488

Trading Companies & Distributors — 1.8%
W.W. Grainger, Inc.	14,600	$2,728,740

		$2,728,740

Total Common Stocks (identified cost $133,292,028)		$151,238,077

Short-Term Investments — 12.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.05%(4)(5)	$16,511	$16,511,426
Eaton Vance Cash Reserves Fund, LLC, 0.07%(5)	2,249	2,249,066

Total Short-Term Investments (identified cost $18,760,492)		$18,760,492

Total Investments — 110.7% (identified cost $152,052,520)		$169,998,569

Covered Call Options Written — (0.0)%(6)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Accenture PLC, Class A	96	$62.50	12/17/11	$(2,400)
Ariba, Inc.	140	35.00	12/17/11	(350)
Cabot Oil & Gas Corp.	79	95.00	12/17/11	(10,468)
Celanese Corp., Class A	135	47.50	12/17/11	(17,550)
Centene Corp.	139	40.00	12/17/11	(7,298)
Cirrus Logic, Inc.	304	19.00	12/17/11	(760)
Citigroup, Inc.	38	30.00	12/17/11	(1,767)
Ensco PLC ADR	113	57.50	12/17/11	(1,130)
Google, Inc., Class A	16	660.00	12/17/11	(440)
Kansas City Southern	83	75.00	12/17/11	(1,245)
Lazard, Ltd., Class A	47	25.00	12/17/11	(6,815)
LinkedIn Corp., Class A	46	85.00	12/17/11	(345)
Monsanto Co.	98	77.50	12/17/11	(3,969)
Panera Bread Co., Class A	22	135.00	12/17/11	(20,900)
Precision Castparts Corp.	44	175.00	12/17/11	(4,070)
Riverbed Technology, Inc.	127	32.00	12/17/11	(825)
Rosetta Resources, Inc.	28	60.00	12/17/11	(630)

Total Covered Call Options Written
(premiums received $112,884)				$(80,962)

Other Assets, Less Liabilities — (10.7)%				$(16,398,976)

Net Assets — 100.0%				$153,518,631

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of each applicable common stock for which a written call option is outstanding at November 30, 2011 has been pledged as collateral for such written option.

(2)		All or a portion of this security was on loan at November 30, 2011.

(3)		Non-income producing security.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at November 30, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At November 30, 2011, the Portfolio loaned securities having a market value of $16,774,635 and received $16,511,426 of cash collateral for the loans.

(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2011 were $2,639 and $814, respectively.

(6)		Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$152,050,103

Gross unrealized appreciation	$21,946,724
Gross unrealized depreciation	(3,998,258)

Net unrealized appreciation	$17,948,466

Written call options activity for the fiscal year to date ended November 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	3,724	$64,739
Options written	5,114	539,302
Options exercised	(1,062)	(151,049)
Options expired	(6,221)	(340,108)

Outstanding, end of period	1,555	$112,884

At November 30, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At November 30, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $80,962.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At November 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$151,238,077	$—	$—	$151,238,077
Short-Term Investments	—	18,760,492	—	18,760,492

Total Investments	$151,238,077	$18,760,492	$—	$169,998,569

Liability Description

Covered Call Options Written	$(80,962)	$—	$—	$(80,962)

Total	$(80,962)	$—	$—	$(80,962)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance
Worldwide Health Sciences Fund
November 30, 2011 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2011, the value of the Fund’s investment in the Portfolio was $976,065,764 and the Fund owned 99.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.58%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization — Europe — 19.79%(1)
Elan Corp. PLC ADR(2)	1,288,200	$13,938,324	1.42%
Novartis AG	1,326,000	71,609,575	7.31
Roche Holding AG PC	323,000	51,380,958	5.25
Sanofi SA	480,000	33,574,043	3.43
Shire PLC ADR	229,700	23,273,204	2.38

		$193,776,104	19.79%

Major Capitalization — Far East — 5.75%(1)
Mitsubishi Tanabe Pharma Corp.	3,205,200	$49,798,066	5.09%
Sinopharm Group Co., Ltd., Class H	2,687,100	6,492,353	0.66

		$56,290,419	5.75%

Major Capitalization — North America — 45.76%(1)
Aetna, Inc.	476,800	$19,939,776	2.04%
Allergan, Inc.	490,000	41,022,800	4.19
Baxter International, Inc.	190,000	9,815,400	1.00
Bristol-Myers Squibb Co.	1,245,600	40,756,032	4.16
Cardinal Health, Inc.	185,000	7,855,100	0.80
Forest Laboratories, Inc.(2)	300,000	8,988,000	0.92
HCA Holdings, Inc.(2)	330,000	8,045,400	0.82
Humana, Inc.	185,000	16,405,800	1.68
Life Technologies Corp.(2)	321,800	12,463,314	1.27
McKesson Corp.	97,000	7,887,070	0.81
Medco Health Solutions, Inc.(2)	305,000	17,284,350	1.77
Merck & Co., Inc.	1,085,100	38,792,325	3.96
Pfizer, Inc.	2,275,000	45,659,250	4.66
Pharmasset, Inc.(2)	211,200	27,665,088	2.83
Regeneron Pharmaceuticals, Inc.(2)	160,600	9,542,852	0.97
Stryker Corp.	220,000	10,742,600	1.10
Thermo Fisher Scientific, Inc.(2)	363,200	17,161,200	1.75
UnitedHealth Group, Inc.	650,000	31,700,500	3.24
Watson Pharmaceuticals, Inc.(2)	458,800	29,647,656	3.03
WellPoint, Inc.	510,000	35,980,500	3.68
Zimmer Holdings, Inc.(2)	210,000	10,615,500	1.08

		$447,970,513	45.76%

Small & Mid Capitalization — Europe — 3.80%(1)
Given Imaging, Ltd.(2)	500,000	$8,890,000	0.91%
Hikma Pharmaceuticals PLC	1,019,000	10,015,483	1.02
Medivir AB, Class B(2)	93,000	883,489	0.09
Warner Chilcott PLC, Class A(2)	1,110,600	17,458,632	1.78

		$37,247,604	3.80%

Small & Mid Capitalization — Far East — 8.53%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	865,000	$19,471,731	1.99%
Sawai Pharmaceutical Co., Ltd.	315,000	33,390,709	3.41
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	11,200,000	9,696,769	0.99
Towa Pharmaceutical Co., Ltd.	470,000	20,965,731	2.14

		$83,524,940	8.53%

Small & Mid Capitalization — North America — 13.95%(1)
Align Technology, Inc.(2)	675,000	$16,537,500	1.69%
BioMarin Pharmaceutical, Inc.(2)	715,900	24,784,458	2.53
Dendreon Corp.(2)	1,450,100	12,528,864	1.28
Exact Sciences Corp.(2)	800,000	6,792,000	0.69

1

			Percentage of
Security	Shares	Value	Net Assets
Incyte Corp.(2)	1,908,000	$26,273,160	2.68%
NPS Pharmaceuticals, Inc.(2)	1,134,500	6,443,960	0.66
Onyx Pharmaceuticals, Inc.(2)	436,200	19,236,420	1.97
OraSure Technologies, Inc.(2)	558,000	5,301,000	0.54
Sequenom, Inc.(2)	1,800,000	7,524,000	0.77
VIVUS, Inc.(2)	1,100,000	11,143,000	1.14

		$136,564,362	13.95%

Total Common Stocks (identified cost $816,238,435)		$955,373,942

Call Options Purchased — 0.00%

	Number of	Strike	Expiration		Percentage of
Description	Contracts	Price	Date	Value	Net Assets
Small & Mid Capitalization — North America — 0.00%(1)
Orchid Cellmark, Inc.(2)(3)	1,600	$21.70	12/12/11	$0	0.00%

Total Call Options Purchased (identified cost $0)				$0

Short-Term Investments — 1.75%

	Interest		Percentage of
Description	(000’s Omitted)	Value	Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.07%(4)	$17,084	$17,083,747	1.75%

Total Short-Term Investments (identified cost $17,083,747)		$17,083,747

Total Investments (identified cost $833,322,182)		$972,457,689	99.33%

Other Assets, Less Liabilities		$6,563,292	0.67%

Net Assets		$979,020,981	100.00%

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)		Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.
(2)		Non-income producing security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2011 was $8,379.

2

The Portfolio did not have any open financial instruments at November 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$834,476,174

Gross unrealized appreciation	$181,876,846
Gross unrealized depreciation	(43,895,331)

Net unrealized appreciation	$137,981,515

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Major Capitalization — Europe	$37,211,528	$156,564,576		$—	$193,776,104
Major Capitalization — Far East	—	56,290,419		—	56,290,419
Major Capitalization — North America	447,970,513	—		—	447,970,513
Small & Mid Capitalization — Europe	26,348,632	10,898,972		—	37,247,604
Small & Mid Capitalization — Far East	—	83,524,940		—	83,524,940
Small & Mid Capitalization — North America	136,564,362	—		—	136,564,362

Total Common Stocks	$648,095,035	$307,278,907	*	$—	$955,373,942

Call Options Purchased	$—	$—		$0	$0
Short-Term Investments	—	17,083,747		—	17,083,747

Total Investments	$648,095,035	$324,362,654		$0	$972,457,689

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The only Level 3 activity during the fiscal year to date ended November 30, 2011 was the expiration of a call option that was valued at $0 at August 31, 2011 with no gain or loss to the Portfolio. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.1%

Security	Shares	Value
Aerospace & Defense — 1.5%
Boeing Co. (The)	13,774	$946,136
Honeywell International, Inc.	21,694	1,174,730
Precision Castparts Corp.	6,911	1,138,587
Raytheon Co.	21,323	971,689
United Technologies Corp.	17,798	1,363,327

		$5,594,469

Automobiles — 1.1%
Ford Motor Co.(1)	106,284	$1,126,610
Honda Motor Co., Ltd.	26,900	853,654
Hyundai Motor Co.	4,067	791,096
Toyota Motor Corp.	41,400	1,363,324

		$4,134,684

Beverages — 2.3%
Anheuser-Busch InBev NV	20,101	$1,201,974
Asahi Group Holdings, Ltd.	35,500	787,963
Coca-Cola Co. (The)	34,346	2,309,082
Diageo PLC	60,504	1,295,876
Kirin Holdings Co., Ltd.	58,000	708,137
PepsiCo, Inc.	33,500	2,144,000

		$8,447,032

Biotechnology — 2.1%
Amgen, Inc.	35,532	$2,057,658
Biogen Idec, Inc.(1)	14,722	1,692,294
Celgene Corp.(1)	15,603	984,237
Gilead Sciences, Inc.(1)	33,436	1,332,424
Isis Pharmaceuticals, Inc.(1)	197,192	1,463,165

		$7,529,778

Building Products — 0.2%
Asahi Glass Co., Ltd.	67,000	$573,545

		$573,545

Chemicals — 0.9%
Dow Chemical Co. (The)	35,842	$993,182
Monsanto Co.	18,708	1,374,103
Potash Corp. of Saskatchewan, Inc.	16,482	718,456

		$3,085,741

Commercial Banks — 3.9%
Bank of the Ozarks, Inc.	27,213	$771,489
City Holding Co.	21,142	688,383
Columbia Banking System, Inc.	38,242	688,356
Community Bank System, Inc.	26,945	711,887
F.N.B. Corp.	89,960	958,974
First Financial Bancorp	42,828	680,109
First Financial Bankshares, Inc.	21,748	717,684
First Midwest Bancorp, Inc.	75,220	714,590
Glacier Bancorp, Inc.	59,513	714,751
National Penn Bancshares, Inc.	86,034	716,663
Old National Bancorp	64,589	724,689
PacWest Bancorp	37,756	705,282
S&T Bancorp, Inc.	37,610	694,281

1

Security	Shares	Value
Susquehanna Bancshares, Inc.	93,716	$742,231
Texas Capital Bancshares, Inc.(1)	25,443	734,285
UMB Financial Corp.	19,036	679,585
Umpqua Holdings Corp.	57,044	713,050
United Bankshares, Inc.	34,806	930,016
Wintrust Financial Corp.	33,612	934,077

		$14,220,382

Communications Equipment — 0.8%
Cisco Systems, Inc.	57,810	$1,077,578
QUALCOMM, Inc.	26,844	1,471,051
Telefonaktiebolaget LM Ericsson, Class B	32,925	351,251

		$2,899,880

Computers & Peripherals — 1.8%
Apple, Inc.(1)	11,395	$4,355,169
EMC Corp.(1)	39,287	903,994
Fujitsu, Ltd.	117,000	622,624
Hewlett-Packard Co.	28,851	806,385

		$6,688,172

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	92,772	$2,688,533
CenturyLink, Inc.	39,649	1,487,631
Deutsche Telekom AG	60,393	784,180
France Telecom SA	56,288	971,561
Telefonica SA	89,651	1,683,497
Verizon Communications, Inc.	46,114	1,739,881

		$9,355,283

Electric Utilities — 6.4%
American Electric Power Co., Inc.	64,639	$2,564,876
Chubu Electric Power Co., Inc.	38,600	734,833
Duke Energy Corp.	87,950	1,833,757
E.ON AG	42,987	1,064,086
EDF SA	32,712	892,221
Edison International	61,759	2,427,746
Entergy Corp.	23,580	1,659,089
Exelon Corp.	61,917	2,743,542
FirstEnergy Corp.	35,609	1,583,532
Kansai Electric Power Co., Inc. (The)	42,200	632,138
Kyushu Electric Power Co., Inc.	44,600	618,968
NextEra Energy, Inc.	30,145	1,671,239
PPL Corp.	45,080	1,353,302
Progress Energy, Inc.	31,668	1,722,106
Southern Co. (The)	43,376	1,904,640

		$23,406,075

Electrical Equipment — 0.3%
Emerson Electric Co.	17,302	$904,029

		$904,029

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	81,794	$1,085,406
FUJIFILM Holdings Corp.	29,900	725,688

		$1,811,094

Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	9,264	$505,907
Cameron International Corp.(1)	7,591	409,838
Halliburton Co.	11,497	423,089
Helmerich & Payne, Inc.	6,368	362,721
Nabors Industries, Ltd.(1)	25,321	454,259
National Oilwell Varco, Inc.	7,944	569,585

2

Security	Shares	Value
Noble Corp.(1)	15,411	$532,142
Schlumberger, Ltd.	11,854	892,962
Weatherford International, Ltd.(1)	18,718	283,765

		$4,434,268

Food & Staples Retailing — 4.0%
Aeon Co., Ltd.	56,200	$767,947
Costco Wholesale Corp.	19,984	1,704,635
CVS Caremark Corp.	53,018	2,059,219
Kroger Co. (The)	68,867	1,596,337
Seven & i Holdings Co., Ltd.	39,000	1,088,898
Sysco Corp.	55,078	1,571,926
Tesco PLC	191,992	1,225,795
Wal-Mart Stores, Inc.	37,436	2,204,981
Walgreen Co.	20,715	698,510
Whole Foods Market, Inc.	20,846	1,419,613

		$14,337,861

Food Products — 5.0%
Archer-Daniels-Midland Co.	55,134	$1,660,636
Danone SA	16,265	1,073,856
General Mills, Inc.	37,928	1,515,224
Green Mountain Coffee Roasters, Inc.(1)	12,031	630,785
H.J. Heinz Co.	30,145	1,587,134
Kellogg Co.	28,478	1,399,978
Kraft Foods, Inc., Class A	38,278	1,383,750
Mead Johnson Nutrition Co.	30,607	2,306,543
Nestle SA	77,760	4,364,104
Unilever NV	67,460	2,297,675

		$18,219,685

Gas Utilities — 0.4%
Osaka Gas Co., Ltd.	182,000	$694,337
Tokyo Gas Co., Ltd.	163,000	699,194

		$1,393,531

Health Care Equipment & Supplies — 3.2%
Baxter International, Inc.	15,287	$789,726
Becton, Dickinson and Co.	19,290	1,423,216
Covidien PLC	21,751	990,758
Intuitive Surgical, Inc.(1)	2,630	1,141,972
Medtronic, Inc.	51,928	1,891,737
St. Jude Medical, Inc.	35,508	1,364,928
Stryker Corp.	30,915	1,509,580
Terumo Corp.	15,200	740,419
Zimmer Holdings, Inc.(1)	34,641	1,751,103

		$11,603,439

Health Care Providers & Services — 5.6%
Aetna, Inc.	21,607	$903,605
AmerisourceBergen Corp.	39,055	1,450,893
Cardinal Health, Inc.	31,439	1,334,900
Cigna Corp.	34,354	1,519,477
Express Scripts, Inc.(1)	38,176	1,742,734
HCA Holdings, Inc.(1)	69,792	1,701,529
Humana, Inc.	19,980	1,771,826
IPC The Hospitalist Co., Inc.(1)	25,843	1,191,362
McKesson Corp.	20,012	1,627,176
Medco Health Solutions, Inc.(1)	30,335	1,719,085
Triple-S Management Corp.(1)	72,911	1,420,306

3

Security	Shares	Value
UnitedHealth Group, Inc.	40,718	$1,985,817
WellPoint, Inc.	30,125	2,125,319

		$20,494,029

Hotels, Restaurants & Leisure — 0.5%
McDonald’s Corp.	17,917	$1,711,432

		$1,711,432

Household Products — 2.0%
Colgate-Palmolive Co.	10,823	$990,304
Kimberly-Clark Corp.	22,013	1,573,269
Procter & Gamble Co.	56,703	3,661,313
Reckitt Benckiser Group PLC	19,689	998,877

		$7,223,763

Independent Power Producers & Energy Traders — 0.9%
Calpine Corp.(1)	102,900	$1,547,616
NRG Energy, Inc.(1)	94,472	1,859,209

		$3,406,825

Industrial Conglomerates — 1.0%
3M Co.	13,872	$1,124,187
General Electric Co.	93,751	1,491,579
Tyco International, Ltd.	24,343	1,167,490

		$3,783,256

Internet & Catalog Retail — 0.3%
Amazon.com, Inc.(1)	6,009	$1,155,471

		$1,155,471

Internet Software & Services — 1.5%
eBay, Inc.(1)	29,754	$880,421
Google, Inc., Class A(1)	5,511	3,303,238
Yahoo! Inc.(1)	75,746	1,189,970

		$5,373,629

IT Services — 1.7%
Accenture PLC, Class A	15,807	$915,699
International Business Machines Corp.	12,250	2,303,000
MasterCard, Inc., Class A	3,734	1,398,570
Visa, Inc., Class A	8,113	786,718
Western Union Co.	49,639	865,704

		$6,269,691

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.(1)	44,083	$1,653,112
Thermo Fisher Scientific, Inc.(1)	19,459	919,438

		$2,572,550

Machinery — 1.1%
Caterpillar, Inc.	11,806	$1,155,571
Deere & Co.	10,909	864,538
Fanuc, Ltd.	5,800	952,931
Stanley Black & Decker, Inc.	12,968	848,496

		$3,821,536

Media — 2.6%
CBS Corp., Class B	40,117	$1,044,647
Comcast Corp., Class A	46,682	1,058,281
DIRECTV, Class A(1)	18,676	881,881
McGraw-Hill Cos., Inc. (The)	23,494	1,003,194
News Corp., Class A	69,227	1,207,319
Time Warner Cable, Inc.	14,088	852,042
Time Warner, Inc.	43,926	1,529,503

4

Security	Shares	Value
Viacom, Inc., Class B	19,794	$885,979
Walt Disney Co. (The)	31,022	1,112,139

		$9,574,985

Metals & Mining — 1.6%
BHP Billiton, Ltd.	70,732	$2,650,093
Freeport-McMoRan Copper & Gold, Inc.	17,808	705,197
JFE Holdings, Inc.	26,200	482,264
Nucor Corp.	26,315	1,037,601
Rio Tinto PLC	18,872	993,528

		$5,868,683

Multi-Utilities — 3.5%
Consolidated Edison, Inc.	27,513	$1,634,823
Dominion Resources, Inc.	35,428	1,828,793
GDF Suez	36,886	1,034,129
National Grid PLC	115,253	1,132,626
PG&E Corp.	37,146	1,442,751
Public Service Enterprise Group, Inc.	47,718	1,571,831
Sempra Energy	29,943	1,592,668
Xcel Energy, Inc.	89,646	2,356,793

		$12,594,414

Multiline Retail — 0.3%
Target Corp.	18,851	$993,448

		$993,448

Office Electronics — 0.2%
Canon, Inc.	19,300	$865,840

		$865,840

Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp.	7,925	$644,065
Apache Corp.	6,099	606,485
BG Group PLC	13,298	285,227
Bill Barrett Corp.(1)	8,484	330,876
BP PLC	143,738	1,041,002
Canadian Natural Resources, Ltd.	8,462	317,838
Chesapeake Energy Corp.	10,056	254,819
Chevron Corp.	12,227	1,257,180
ConocoPhillips	11,003	784,734
Continental Resources, Inc.(1)	6,769	477,824
Devon Energy Corp.	7,671	502,144
EOG Resources, Inc.	5,526	573,267
Exxon Mobil Corp.	24,612	1,979,789
Hess Corp.	4,965	298,992
Husky Energy, Inc.	12,977	323,169
INPEX Corp.	37	249,782
Marathon Oil Corp.	18,459	516,114
Marathon Petroleum Corp.	12,926	431,599
Noble Energy, Inc.	5,532	544,293
Occidental Petroleum Corp.	8,558	846,386
Peabody Energy Corp.	10,288	403,598
Plains Exploration & Production Co.(1)	10,445	371,633
QEP Resources, Inc.	17,137	559,523
Royal Dutch Shell PLC, Class B	21,131	761,446
Southwestern Energy Co.(1)	7,739	294,469
Spectra Energy Corp.	24,483	720,290
Suncor Energy, Inc.	14,563	438,625
Total SA	5,321	274,524

5

Security	Shares	Value
Valero Energy Corp.	20,091	$447,427
Williams Cos., Inc.	11,657	376,288

		$16,913,408

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	15,045	$1,775,009
Kao Corp.	27,400	725,127

		$2,500,136

Pharmaceuticals — 8.7%
Abbott Laboratories	26,354	$1,437,611
Allergan, Inc.	17,968	1,504,281
Astellas Pharma, Inc.	19,800	763,219
AstraZeneca PLC	23,810	1,096,635
Bayer AG	20,088	1,321,813
Bristol-Myers Squibb Co.	33,962	1,111,237
Daiichi Sankyo Co., Ltd.	36,200	652,742
Eisai Co., Ltd.	17,700	683,335
Eli Lilly & Co.	41,900	1,585,915
GlaxoSmithKline PLC	97,508	2,160,975
Johnson & Johnson	47,475	3,072,582
Merck & Co., Inc.	55,512	1,984,554
Novartis AG	48,328	2,609,915
Novo Nordisk A/S, Class B	9,657	1,096,265
Otsuka Holdings Co., Ltd.	28,600	784,901
Pfizer, Inc.	135,691	2,723,318
Roche Holding AG PC	23,838	3,792,010
Sanofi SA	23,147	1,619,038
Takeda Pharmaceutical Co., Ltd.	19,000	780,405
Teva Pharmaceutical Industries, Ltd.	24,104	955,566

		$31,736,317

Road & Rail — 0.3%
Union Pacific Corp.	9,832	$1,016,727

		$1,016,727

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	41,972	$1,045,523
Samsung Electronics Co., Ltd.	1,871	1,702,833
Texas Instruments, Inc.	26,739	804,844

		$3,553,200

Software — 1.6%
Activision Blizzard, Inc.	83,774	$1,040,473
Adobe Systems, Inc.(1)	43,780	1,200,448
CA, Inc.	42,700	905,240
Microsoft Corp.	69,995	1,790,472
Oracle Corp.	32,689	1,024,800

		$5,961,433

Specialty Retail — 0.6%
Home Depot, Inc. (The)	32,413	$1,271,238
Lowe’s Companies, Inc.	38,573	926,138

		$2,197,376

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	10,904	$1,048,747

		$1,048,747

Thrifts & Mortgage Finance — 0.8%
Brookline Bancorp, Inc.	87,693	$705,052
Northwest Bancshares, Inc.	74,578	926,259

6

Security	Shares	Value
Oritani Financial Corp.	52,120	$678,081
Provident Financial Services, Inc.	54,843	717,895

		$3,027,287

Tobacco — 3.1%
Altria Group, Inc.	45,497	$1,305,309
British American Tobacco PLC	39,347	1,825,978
Imperial Tobacco Group PLC	32,095	1,154,682
Japan Tobacco, Inc.	155	743,808
Lorillard, Inc.	18,346	2,047,781
Philip Morris International, Inc.	33,937	2,587,357
Reynolds American, Inc.	37,171	1,555,978

		$11,220,893

Trading Companies & Distributors — 0.2%
Mitsubishi Corp.	36,400	$752,512

		$752,512

Wireless Telecommunication Services — 2.4%
American Tower Corp., Class A(1)	26,246	$1,548,514
China Mobile, Ltd.	124,000	1,224,424
Crown Castle International Corp.(1)	29,974	1,268,500
Softbank Corp.	23,400	790,321
VimpelCom, Ltd. ADR	137,984	1,644,769
Vodafone Group PLC	792,457	2,145,266

		$8,621,794

Total Common Stocks (identified cost $310,729,486)		$312,898,330

Exchange-Traded Funds — 10.3%

Security	Shares	Value
iShares Russell 2000 Index Fund	254,399	$18,751,750
iShares Russell 2000 Growth Index Fund	221,363	18,749,446

Total Exchange-Traded Funds (identified cost $38,804,780)		$37,501,196

Short-Term Investments — 3.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(2)	$13,437	$13,437,389

Total Short-Term Investments (identified cost $13,437,389)		$13,437,389

Total Investments — 100.1% (identified cost $362,971,655)		$363,836,915

Other Assets, Less Liabilities — (0.1)%		$(421,228)

Net Assets — 100.0%		$363,415,687

7

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2011 was $4,863.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	78.5%	$285,337,065
Japan	5.7	20,838,856
United Kingdom	4.5	16,117,913
Switzerland	3.5	12,749,426
France	1.6	5,865,329
Germany	0.9	3,170,079
Australia	0.7	2,650,093
South Korea	0.7	2,493,929
Netherlands	0.6	2,297,675
Ireland	0.5	1,906,457
Canada	0.5	1,798,088
Spain	0.5	1,683,497
Russia	0.5	1,644,769
China	0.3	1,224,424
Belgium	0.3	1,201,974
Denmark	0.3	1,096,265
Israel	0.3	955,566
Bermuda	0.1	454,259
Sweden	0.1	351,251

Total Investments	100.1%	$363,836,915

The Fund did not have any open financial instruments at November 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$364,297,996

Gross unrealized appreciation	$14,533,039
Gross unrealized depreciation	(14,994,120)

Net unrealized depreciation	$(461,081)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$17,808,069	$3,008,074		$—	$20,816,143
Consumer Staples	41,688,673	20,260,697		—	61,949,370
Energy	18,735,695	2,611,981		—	21,347,676
Financials	17,247,669	—		—	17,247,669
Health Care	54,878,875	19,057,238		—	73,936,113
Industrials	14,167,086	2,278,988		—	16,446,074
Information Technology	29,154,703	4,268,236		—	33,422,939
Materials	4,828,539	4,125,885		—	8,954,424
Telecommunication Services	10,377,828	7,599,249		—	17,977,077
Utilities	33,298,313	7,502,532		—	40,800,845

Total Common Stocks	$242,185,450	$70,712,880	*	$—	$312,898,330

Exchange-Traded Funds	$37,501,196	$—		$—	$37,501,196
Short-Term Investments	—	13,437,389		—	13,437,389

Total Investments	$279,686,646	$84,150,269		$—	$363,836,915

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance
Focused Growth Opportunities Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 6.7%
Boeing Co. (The)	12,368	$849,558
United Technologies Corp.	9,097	696,830

		$1,546,388

Biotechnology — 3.2%
Celgene Corp.(1)	11,797	$744,155

		$744,155

Chemicals — 5.4%
Ecolab, Inc.	8,802	$501,890
Monsanto Co.	10,025	736,336

		$1,238,226

Commercial Banks — 3.6%
Wells Fargo & Co.	31,843	$823,460

		$823,460

Communications Equipment — 6.8%
Juniper Networks, Inc.(1)	24,501	$556,418
QUALCOMM, Inc.	18,298	1,002,730

		$1,559,148

Computers & Peripherals — 9.1%
Apple, Inc.(1)	3,291	$1,257,820
EMC Corp.(1)	36,309	835,470

		$2,093,290

Energy Equipment & Services — 3.7%
Schlumberger, Ltd.	11,265	$848,592

		$848,592

Food & Staples Retailing — 5.0%
Costco Wholesale Corp.	6,916	$589,935
CVS Caremark Corp.	14,734	572,268

		$1,162,203

Food Products — 3.9%
Mead Johnson Nutrition Co.	12,100	$911,856

		$911,856

Health Care Equipment & Supplies — 3.3%
Intuitive Surgical, Inc.(1)	1,765	$766,381

		$766,381

Hotels, Restaurants & Leisure — 2.7%
Starbucks Corp.	14,160	$615,677

		$615,677

Household Durables — 1.5%
Tempur-Pedic International, Inc.(1)	6,183	$337,654

		$337,654

Internet & Catalog Retail — 4.8%
Amazon.com, Inc.(1)	2,418	$464,957
Expedia, Inc.	23,344	649,314

		$1,114,271

1

Security	Shares	Value
Internet Software & Services — 3.2%
eBay, Inc.(1)	24,867	$735,814

		$735,814

IT Services — 4.1%
Visa, Inc., Class A	9,748	$945,264

		$945,264

Machinery — 3.6%
Deere & Co.	10,581	$838,544

		$838,544

Media — 2.7%
Walt Disney Co. (The)	17,675	$633,649

		$633,649

Oil, Gas & Consumable Fuels — 7.6%
Anadarko Petroleum Corp.	7,417	$602,780
Apache Corp.	5,360	532,998
Southwestern Energy Co.(1)	16,498	627,749

		$1,763,527

Pharmaceuticals — 4.0%
Allergan, Inc.	10,925	$914,641

		$914,641

Road & Rail — 2.6%
Norfolk Southern Corp.	7,802	$589,363

		$589,363

Semiconductors & Semiconductor Equipment — 5.4%
Broadcom Corp., Class A(1)	22,114	$671,049
Cypress Semiconductor Corp.(1)	30,448	580,644

		$1,251,693

Software — 2.8%
Nuance Communications, Inc.(1)	26,335	$647,314

		$647,314

Textiles, Apparel & Luxury Goods — 3.3%
NIKE, Inc., Class B	8,011	$770,498

		$770,498

Total Common Stocks (identified cost $22,139,782)		$22,851,608

Short-Term Investments — 2.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(2)	$452	$452,493

Total Short-Term Investments (identified cost $452,493)		$452,493

Total Investments — 101.0% (identified cost $22,592,275)		$23,304,101

Other Assets, Less Liabilities — (1.0)%		$(232,979)

Net Assets — 100.0%		$23,071,122

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the period from the start of business, March 7, 2011 to November 30, 2011 was $908.

The Fund did not have any open financial instruments at November 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$22,592,275

Gross unrealized appreciation	$1,374,431
Gross unrealized depreciation	(662,605)

Net unrealized appreciation	$711,826

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$22,851,608	$—	$—	$22,851,608
Short-Term Investments	—	452,493	—	452,493

Total Investments	$22,851,608	$452,493	$—	$23,304,101

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the period from the start of business, March 7, 2011, to November 30, 2011 was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

3

Eaton Vance
Focused Value Opportunities Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 4.0%
Boeing Co. (The)	13,788	$947,098

		$947,098

Beverages — 1.9%
PepsiCo, Inc.	7,177	$459,328

		$459,328

Capital Markets — 3.1%
Ameriprise Financial, Inc.	16,296	$748,149

		$748,149

Commercial Banks — 6.3%
U.S. Bancorp	26,896	$697,144
Wells Fargo & Co.	30,457	787,618

		$1,484,762

Computers & Peripherals — 3.5%
Apple, Inc.(1)	2,149	$821,348

		$821,348

Consumer Finance — 2.8%
American Express Co.	13,654	$655,938

		$655,938

Electric Utilities — 2.4%
PPL Corp.	19,335	$580,437

		$580,437

Energy Equipment & Services — 4.4%
Baker Hughes, Inc.	19,030	$1,039,228

		$1,039,228

Food & Staples Retailing — 3.7%
CVS Caremark Corp.	22,923	$890,329

		$890,329

Health Care Equipment & Supplies — 2.7%
Covidien PLC	14,000	$637,700

		$637,700

Health Care Providers & Services — 3.7%
UnitedHealth Group, Inc.	17,847	$870,398

		$870,398

Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp.	4,911	$469,099

		$469,099

Insurance — 7.1%
ACE, Ltd.	14,400	$1,001,232
Prudential Financial, Inc.	13,582	687,792

		$1,689,024

Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.(1)	12,984	$613,494

		$613,494

1

Security	Shares	Value
Media — 1.6%
Time Warner, Inc.	11,269	$392,387

		$392,387

Metals & Mining — 3.1%
BHP Billiton, Ltd. ADR	5,812	$436,888
Freeport-McMoRan Copper & Gold, Inc.	7,305	289,278

		$726,166

Multi-Utilities — 5.2%
Sempra Energy	23,275	$1,237,997

		$1,237,997

Oil, Gas & Consumable Fuels — 9.3%
Exxon Mobil Corp.	13,090	$1,052,960
Occidental Petroleum Corp.	11,574	1,144,668

		$2,197,628

Pharmaceuticals — 3.6%
Johnson & Johnson	13,381	$866,018

		$866,018

Real Estate Investment Trusts (REITs) — 3.9%
AvalonBay Communities, Inc.	7,449	$930,008

		$930,008

Road & Rail — 3.6%
Union Pacific Corp.	8,287	$856,959

		$856,959

Software — 6.3%
Microsoft Corp.	30,677	$784,717
Oracle Corp.	22,728	712,523

		$1,497,240

Specialty Retail — 4.3%
TJX Companies, Inc. (The)	16,503	$1,018,235

		$1,018,235

Tobacco — 3.9%
Philip Morris International, Inc.	12,065	$919,836

		$919,836

Wireless Telecommunication Services — 4.2%
Vodafone Group PLC ADR	36,777	$998,496

		$998,496

Total Common Stocks (identified cost $23,178,164)		$23,547,302

2

Short-Term Investments — 0.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(2)	$140	$139,663

Total Short-Term Investments (identified cost $139,663)		$139,663

Total Investments — 99.8% (identified cost $23,317,827)		$23,686,965

Other Assets, Less Liabilities — 0.2%		$56,865

Net Assets — 100.0%		$23,743,830

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the period from the start of business, March 7, 2011, to November 30, 2011 was $574.

The Fund did not have any open financial instruments at November 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$23,317,827

Gross unrealized appreciation	$1,224,752
Gross unrealized depreciation	(855,614)

Net unrealized appreciation	$369,138

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$23,547,302	$—	$—	$23,547,302
Short-Term Investments	—	139,663	—	139,663

Total Investments	$23,547,302	$139,663	$—	$23,686,965

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At November 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the period from the start of business, March 7, 2011, to November 30, 2011 was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

3

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 38.3%

Security	Shares	Value
Aerospace & Defense — 0.7%
Boeing Co. (The)	425	$29,193
Honeywell International, Inc.	709	38,392
Precision Castparts Corp.	207	34,103
Raytheon Co.	692	31,535
United Technologies Corp.	560	42,896

		$176,119

Automobiles — 0.5%
Ford Motor Co.(1)	3,799	$40,269
Honda Motor Co., Ltd.	1,000	31,734
Hyundai Motor Co.	137	26,649
Toyota Motor Corp.	1,400	46,103

		$144,755

Beverages — 1.0%
Anheuser-Busch InBev NV	555	$33,187
Asahi Group Holdings, Ltd.	1,200	26,635
Coca-Cola Co. (The)	1,243	83,567
Diageo PLC	1,723	36,903
Kirin Holdings Co., Ltd.	2,000	24,419
PepsiCo, Inc.	1,071	68,544

		$273,255

Biotechnology — 0.9%
Amgen, Inc.	1,155	$66,886
Biogen Idec, Inc.(1)	500	57,475
Celgene Corp.(1)	489	30,846
Gilead Sciences, Inc.(1)	1,148	45,748
Isis Pharmaceuticals, Inc.(1)	6,005	44,557

		$245,512

Building Products — 0.1%
Asahi Glass Co., Ltd.	2,000	$17,121

		$17,121

Chemicals — 0.4%
Dow Chemical Co. (The)	1,440	$39,902
Monsanto Co.	668	49,065
Potash Corp. of Saskatchewan, Inc.	632	27,549

		$116,516

Commercial Banks — 1.8%
Bank of the Ozarks, Inc.	910	$25,798
City Holding Co.	707	23,020
Columbia Banking System, Inc.	1,279	23,022
Community Bank System, Inc.	901	23,804
F.N.B. Corp.	3,010	32,087
First Financial Bancorp	1,433	22,756
First Financial Bankshares, Inc.	727	23,991
First Midwest Bancorp, Inc.	2,517	23,911
Glacier Bancorp, Inc.	1,991	23,912
National Penn Bancshares, Inc.	2,879	23,982
Old National Bancorp	2,162	24,258
PacWest Bancorp	1,263	23,593
S&T Bancorp, Inc.	1,258	23,223

Security	Shares	Value
Susquehanna Bancshares, Inc.	3,136	$24,837
Texas Capital Bancshares, Inc.(1)	851	24,560
UMB Financial Corp.	637	22,741
Umpqua Holdings Corp.	1,909	23,863
United Bankshares, Inc.	1,164	31,102
Wintrust Financial Corp.	1,124	31,236

		$475,696

Communications Equipment — 0.4%
Cisco Systems, Inc.	1,883	$35,099
QUALCOMM, Inc.	845	46,306
Telefonaktiebolaget LM Ericsson, Class B	1,280	13,655

		$95,060

Computers & Peripherals — 0.8%
Apple, Inc.(1)	348	$133,006
EMC Corp.(1)	1,354	31,156
Fujitsu, Ltd.	4,000	21,286
Hewlett-Packard Co.	1,253	35,021

		$220,469

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	2,997	$86,853
CenturyLink, Inc.	1,320	49,526
Deutsche Telekom AG	2,184	28,359
France Telecom SA	1,989	34,331
Telefonica SA	2,942	55,246
Verizon Communications, Inc.	1,405	53,011

		$307,326

Electric Utilities — 2.8%
American Electric Power Co., Inc.	2,133	$84,638
Chubu Electric Power Co., Inc.	1,300	24,748
Duke Energy Corp.	2,807	58,526
E.ON AG	1,197	29,630
EDF SA	989	26,975
Edison International	2,033	79,917
Entergy Corp.	759	53,403
Exelon Corp.	2,071	91,766
FirstEnergy Corp.	1,179	52,430
Kansai Electric Power Co., Inc. (The)	1,400	20,971
Kyushu Electric Power Co., Inc.	1,500	20,817
NextEra Energy, Inc.	1,010	55,995
PPL Corp.	1,393	41,818
Progress Energy, Inc.	988	53,728
Southern Co. (The)	1,414	62,089

		$757,451

Electrical Equipment — 0.1%
Emerson Electric Co.	593	$30,984

		$30,984

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	3,026	$40,155
FUJIFILM Holdings Corp.	1,100	26,698

		$66,853

Energy Equipment & Services — 0.6%
Baker Hughes, Inc.	339	$18,513
Cameron International Corp.(1)	297	16,035
Halliburton Co.	410	15,088
Helmerich & Payne, Inc.	304	17,316
Nabors Industries, Ltd.(1)	998	17,904
National Oilwell Varco, Inc.	279	20,004

Security	Shares	Value
Noble Corp.(1)	512	$17,679
Schlumberger, Ltd.	421	31,714
Weatherford International, Ltd.(1)	1,031	15,630

		$169,883

Food & Staples Retailing — 1.7%
Aeon Co., Ltd.	1,900	$25,963
Costco Wholesale Corp.	642	54,762
CVS Caremark Corp.	1,921	74,612
Kroger Co. (The)	2,244	52,016
Seven & i Holdings Co., Ltd.	1,300	36,297
Sysco Corp.	1,814	51,771
Tesco PLC	5,713	36,475
Wal-Mart Stores, Inc.	1,181	69,561
Walgreen Co.	815	27,482
Whole Foods Market, Inc.	633	43,107

		$472,046

Food Products — 2.2%
Archer-Daniels-Midland Co.	1,924	$57,951
Danone SA	482	31,823
General Mills, Inc.	1,301	51,975
Green Mountain Coffee Roasters, Inc.(1)	446	23,384
H.J. Heinz Co.	932	49,070
Kellogg Co.	866	42,572
Kraft Foods, Inc., Class A	1,193	43,127
Mead Johnson Nutrition Co.	1,051	79,203
Nestle SA	2,477	139,016
Unilever NV	2,136	72,752

		$590,873

Gas Utilities — 0.2%
Osaka Gas Co., Ltd.	6,000	$22,891
Tokyo Gas Co., Ltd.	6,000	25,737

		$48,628

Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	527	$27,225
Becton, Dickinson and Co.	644	47,514
Covidien PLC	680	30,974
Intuitive Surgical, Inc.(1)	87	37,776
Medtronic, Inc.	1,751	63,789
St. Jude Medical, Inc.	1,242	47,743
Stryker Corp.	947	46,242
Terumo Corp.	500	24,356
Zimmer Holdings, Inc.(1)	1,073	54,240

		$379,859

Health Care Providers & Services — 2.5%
Aetna, Inc.	768	$32,118
AmerisourceBergen Corp.	1,163	43,206
Cardinal Health, Inc.	1,077	45,729
Cigna Corp.	1,076	47,592
Express Scripts, Inc.(1)	1,309	59,756
HCA Holdings, Inc.(1)	2,195	53,514
Humana, Inc.	599	53,119
IPC The Hospitalist Co., Inc.(1)	771	35,543
McKesson Corp.	653	53,095
Medco Health Solutions, Inc.(1)	1,027	58,200
Triple-S Management Corp.(1)	2,180	42,466

Security	Shares	Value
UnitedHealth Group, Inc.	1,370	$66,815
WellPoint, Inc.	1,029	72,596

		$663,749

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.	569	$54,351

		$54,351

Household Products — 0.9%
Colgate-Palmolive Co.	381	$34,862
Kimberly-Clark Corp.	754	53,888
Procter & Gamble Co.	1,858	119,971
Reckitt Benckiser Group PLC	586	29,729

		$238,450

Independent Power Producers & Energy Traders — 0.4%
Calpine Corp.(1)	3,543	$53,287
NRG Energy, Inc.(1)	3,244	63,842

		$117,129

Industrial Conglomerates — 0.5%
3M Co.	496	$40,196
General Electric Co.	3,084	49,066
Tyco International, Ltd.	774	37,121

		$126,383

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	168	$32,305

		$32,305

Internet Software & Services — 0.7%
eBay, Inc.(1)	921	$27,253
Google, Inc., Class A(1)	190	113,884
Yahoo! Inc.(1)	2,227	34,986

		$176,123

IT Services — 0.7%
Accenture PLC, Class A	515	$29,834
International Business Machines Corp.	373	70,124
MasterCard, Inc., Class A	120	44,946
Visa, Inc., Class A	254	24,630
Western Union Co.	1,752	30,555

		$200,089

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.(1)	1,456	$54,600
Thermo Fisher Scientific, Inc.(1)	572	27,027

		$81,627

Machinery — 0.5%
Caterpillar, Inc.	445	$43,557
Deere & Co.	385	30,511
Fanuc, Ltd.	200	32,860
Stanley Black & Decker, Inc.	489	31,995

		$138,923

Media — 1.2%
CBS Corp., Class B	1,510	$39,321
Comcast Corp., Class A	1,417	32,123
DIRECTV, Class A(1)	589	27,813
McGraw-Hill Cos., Inc. (The)	653	27,883
News Corp., Class A	2,282	39,798
Time Warner Cable, Inc.	455	27,518
Time Warner, Inc.	1,376	47,912

Security	Shares	Value
Viacom, Inc., Class B	729	$32,630
Walt Disney Co. (The)	1,060	38,001

		$312,999

Metals & Mining — 0.8%
BHP Billiton, Ltd.	2,522	$94,491
Freeport-McMoRan Copper & Gold, Inc.	819	32,433
JFE Holdings, Inc.	900	16,566
Nucor Corp.	910	35,881
Rio Tinto PLC	730	38,431

		$217,802

Multi-Utilities — 1.5%
Consolidated Edison, Inc.	932	$55,379
Dominion Resources, Inc.	1,146	59,156
GDF Suez	1,080	30,279
National Grid PLC	3,534	34,730
PG&E Corp.	1,234	47,928
Public Service Enterprise Group, Inc.	1,557	51,288
Sempra Energy	990	52,658
Xcel Energy, Inc.	2,985	78,476

		$409,894

Multiline Retail — 0.1%
Target Corp.	578	$30,461

		$30,461

Office Electronics — 0.1%
Canon, Inc.	600	$26,917

		$26,917

Oil, Gas & Consumable Fuels — 2.3%
Anadarko Petroleum Corp.	278	$22,593
Apache Corp.	222	22,076
BG Group PLC	661	14,178
Bill Barrett Corp.(1)	345	13,455
BP PLC	4,567	33,076
Canadian Natural Resources, Ltd.	433	16,264
Chesapeake Energy Corp.	480	12,163
Chevron Corp.	401	41,231
ConocoPhillips	369	26,317
Continental Resources, Inc.(1)	268	18,918
Devon Energy Corp.	275	18,001
EOG Resources, Inc.	202	20,955
Exxon Mobil Corp.	808	64,996
Hess Corp.	239	14,393
Husky Energy, Inc.	584	14,543
INPEX Corp.	2	13,502
Marathon Oil Corp.	651	18,202
Marathon Petroleum Corp.	474	15,827
Noble Energy, Inc.	196	19,284
Occidental Petroleum Corp.	283	27,989
Peabody Energy Corp.	384	15,064
Plains Exploration & Production Co.(1)	556	19,782
QEP Resources, Inc.	634	20,700
Royal Dutch Shell PLC, Class B	684	24,648
Southwestern Energy Co.(1)	380	14,459
Spectra Energy Corp.	788	23,183
Suncor Energy, Inc.	503	15,150
Total SA	292	15,065
Valero Energy Corp.	734	16,346

Security	Shares	Value
Williams Cos., Inc.	521	$16,818

		$629,178

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	513	$60,524
Kao Corp.	900	23,818

		$84,342

Pharmaceuticals — 3.8%
Abbott Laboratories	933	$50,895
Allergan, Inc.	574	48,055
Astellas Pharma, Inc.	700	26,982
AstraZeneca PLC	844	38,873
Bayer AG	597	39,283
Bristol-Myers Squibb Co.	1,117	36,548
Daiichi Sankyo Co., Ltd.	1,200	21,638
Eisai Co., Ltd.	600	23,164
Eli Lilly & Co.	1,449	54,845
GlaxoSmithKline PLC	3,001	66,508
Johnson & Johnson	1,569	101,546
Merck & Co., Inc.	1,753	62,670
Novartis AG	1,535	82,896
Novo Nordisk A/S, Class B	280	31,786
Otsuka Holdings Co., Ltd.	1,000	27,444
Pfizer, Inc.	4,529	90,897
Roche Holding AG PC	743	118,192
Sanofi SA	692	48,403
Takeda Pharmaceutical Co., Ltd.	700	28,752
Teva Pharmaceutical Industries, Ltd.	700	27,750

		$1,027,127

Road & Rail — 0.1%
Union Pacific Corp.	352	$36,400

		$36,400

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.	1,266	$31,536
Samsung Electronics Co., Ltd.	58	52,787
Texas Instruments, Inc.	866	26,067

		$110,390

Software — 0.7%
Activision Blizzard, Inc.	2,406	$29,883
Adobe Systems, Inc.(1)	1,358	37,236
CA, Inc.	1,386	29,383
Microsoft Corp.	2,235	57,171
Oracle Corp.	996	31,225

		$184,898

Specialty Retail — 0.2%
Home Depot, Inc. (The)	940	$36,867
Lowe’s Companies, Inc.	1,201	28,836

		$65,703

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	333	$32,028

		$32,028

Thrifts & Mortgage Finance — 0.4%
Brookline Bancorp, Inc.	2,934	$23,589
Northwest Bancshares, Inc.	2,496	31,000
Oritani Financial Corp.	1,744	22,690

Security	Shares	Value
Provident Financial Services, Inc.	1,835	$24,020

		$101,299

Tobacco — 1.4%
Altria Group, Inc.	1,612	$46,248
British American Tobacco PLC	1,249	57,962
Imperial Tobacco Group PLC	884	31,804
Japan Tobacco, Inc.	6	28,793
Lorillard, Inc.	630	70,321
Philip Morris International, Inc.	1,184	90,268
Reynolds American, Inc.	1,268	53,078

		$378,474

Trading Companies & Distributors — 0.1%
Mitsubishi Corp.	1,300	$26,876

		$26,876

Wireless Telecommunication Services — 1.0%
American Tower Corp., Class A(1)	779	$45,961
China Mobile, Ltd.	4,000	39,497
Crown Castle International Corp.(1)	947	40,077
Softbank Corp.	900	30,397
VimpelCom, Ltd. ADR	4,755	56,680
Vodafone Group PLC	25,744	69,692

		$282,304

Total Common Stocks (identified cost $9,634,994)		$10,374,627

U.S. Treasury Obligations — 30.9%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 3.50%, 2/15/39	$81	$88,092
U.S. Treasury Bond, 3.75%, 8/15/41	77	87,941
U.S. Treasury Bond, 3.875%, 8/15/40	76	87,952
U.S. Treasury Bond, 4.25%, 5/15/39	71	88,034
U.S. Treasury Bond, 4.25%, 11/15/40	71	87,921
U.S. Treasury Bond, 4.375%, 2/15/38	70	88,112
U.S. Treasury Bond, 4.375%, 11/15/39	70	87,943
U.S. Treasury Bond, 4.375%, 5/15/40	70	87,872
U.S. Treasury Bond, 4.375%, 5/15/41	70	87,805
U.S. Treasury Bond, 4.50%, 2/15/36	69	87,887
U.S. Treasury Bond, 4.50%, 5/15/38	69	88,064
U.S. Treasury Bond, 4.50%, 8/15/39	69	87,915
U.S. Treasury Bond, 4.625%, 2/15/40	67	87,874
U.S. Treasury Bond, 4.75%, 2/15/37	67	87,943
U.S. Treasury Bond, 4.75%, 2/15/41	66	87,874
U.S. Treasury Bond, 5.00%, 5/15/37	64	87,874
U.S. Treasury Bond, 7.875%, 2/15/21	213	320,912
U.S. Treasury Bond, 8.125%, 5/15/21	209	320,527
U.S. Treasury Bond, 8.125%, 8/15/21	207	320,692
U.S. Treasury Bond, 8.75%, 5/15/20	207	320,960
U.S. Treasury Bond, 8.75%, 8/15/20	205	320,761
U.S. Treasury Note, 0.50%, 5/31/13	48	48,409
U.S. Treasury Note, 0.625%, 7/15/14	48	48,446
U.S. Treasury Note, 0.75%, 3/31/13	48	48,362
U.S. Treasury Note, 0.75%, 12/15/13	48	48,368
U.S. Treasury Note, 0.75%, 6/15/14	48	48,394
U.S. Treasury Note, 1.00%, 7/15/13	48	48,296
U.S. Treasury Note, 1.00%, 5/15/14	48	48,381

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Note, 1.00%, 8/31/16	$26	$26,528
U.S. Treasury Note, 1.25%, 2/15/14	47	48,396
U.S. Treasury Note, 1.25%, 9/30/15	26	26,511
U.S. Treasury Note, 1.50%, 6/30/16	26	26,548
U.S. Treasury Note, 1.50%, 8/31/18	26	26,443
U.S. Treasury Note, 1.75%, 3/31/14	47	48,372
U.S. Treasury Note, 1.75%, 7/31/15	25	26,470
U.S. Treasury Note, 1.875%, 6/30/15	25	26,470
U.S. Treasury Note, 2.00%, 1/31/16	25	26,523
U.S. Treasury Note, 2.125%, 5/31/15	25	26,477
U.S. Treasury Note, 2.125%, 2/29/16	25	26,555
U.S. Treasury Note, 2.125%, 8/15/21	320	321,447
U.S. Treasury Note, 2.375%, 8/31/14	71	74,655
U.S. Treasury Note, 2.375%, 9/30/14	25	26,395
U.S. Treasury Note, 2.375%, 10/31/14	25	26,432
U.S. Treasury Note, 2.375%, 7/31/17	25	26,449
U.S. Treasury Note, 2.375%, 5/31/18	25	26,400
U.S. Treasury Note, 2.50%, 4/30/15	25	26,464
U.S. Treasury Note, 2.625%, 7/31/14	71	74,724
U.S. Treasury Note, 2.625%, 12/31/14	25	26,460
U.S. Treasury Note, 2.625%, 4/30/16	25	26,449
U.S. Treasury Note, 2.625%, 1/31/18	25	26,443
U.S. Treasury Note, 2.625%, 8/15/20	303	321,651
U.S. Treasury Note, 2.625%, 11/15/20	304	321,493
U.S. Treasury Note, 2.75%, 11/30/16	24	26,508
U.S. Treasury Note, 2.75%, 5/31/17	24	26,422
U.S. Treasury Note, 2.75%, 12/31/17	24	26,417
U.S. Treasury Note, 2.75%, 2/28/18	24	26,407
U.S. Treasury Note, 2.75%, 2/15/19	298	322,514
U.S. Treasury Note, 2.875%, 3/31/18	24	26,473
U.S. Treasury Note, 3.125%, 10/31/16	24	26,507
U.S. Treasury Note, 3.125%, 4/30/17	24	26,466
U.S. Treasury Note, 3.125%, 5/15/19	291	322,410
U.S. Treasury Note, 3.125%, 5/15/21	293	321,142
U.S. Treasury Note, 3.25%, 6/30/16	24	26,510
U.S. Treasury Note, 3.25%, 7/31/16	24	26,520
U.S. Treasury Note, 3.25%, 12/31/16	24	26,451
U.S. Treasury Note, 3.375%, 11/15/19	286	321,976
U.S. Treasury Note, 3.50%, 5/31/13	46	48,150
U.S. Treasury Note, 3.50%, 5/15/20	284	321,534
U.S. Treasury Note, 3.625%, 8/15/19	282	322,049
U.S. Treasury Note, 3.625%, 2/15/20	281	321,807
U.S. Treasury Note, 3.625%, 2/15/21	281	321,078
U.S. Treasury Note, 3.75%, 11/15/18	280	322,301
U.S. Treasury Note, 4.00%, 2/15/15	24	26,353
U.S. Treasury Note, 4.25%, 11/15/14	24	26,372
U.S. Treasury Note, 4.25%, 8/15/15	23	26,429
U.S. Treasury Note, 4.50%, 2/15/16	23	26,473
U.S. Treasury Note, 4.50%, 5/15/17	22	26,443
U.S. Treasury Note, 5.125%, 5/15/16	22	26,416

Total U.S. Treasury Obligations (identified cost $8,448,867)		$8,378,494

Exchange-Traded Funds — 20.5%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond Fund	13,478	$1,167,195
iShares iBoxx $ Investment Grade Corporate Bond Fund	9,760	1,080,334
iShares S&P National AMT-Free Municipal Bond Fund	12,825	1,361,630
SPDR Barclays Capital High Yield Bond ETF	30,842	1,168,295
SPDR Barclays Capital International Treasury Bond ETF	12,891	762,374

Total Exchange-Traded Funds (identified cost $5,471,678)		$5,539,828

Short-Term Investments — 10.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(2)	$2,731	$2,731,451

Total Short-Term Investments (identified cost $2,731,451)		$2,731,451

Total Investments — 99.8% (identified cost $26,286,990)		$27,024,400

Other Assets, Less Liabilities — 0.2%		$46,409

Net Assets — 100.0%		$27,070,809

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the period from the start of business, September 30, 2011, to November 30, 2011 was $310.

The Fund is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund commenced operations on September 30, 2011.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund did not have any open financial instruments at November 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$26,286,989

Gross unrealized appreciation	$933,681
Gross unrealized depreciation	(196,270)

Net unrealized appreciation	$737,411

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$568,116	$104,486		$—	$672,602
Consumer Staples	1,401,864	635,576		—	2,037,440
Energy	698,592	100,469		—	799,061
Financials	576,995	—		—	576,995
Health Care	1,791,847	606,027		—	2,397,874
Industrials	475,949	76,857		—	552,806
Information Technology	939,456	141,343		—	1,080,799
Materials	184,830	149,488		—	334,318
Telecommunication Services	332,108	257,522		—	589,630
Utilities	1,096,324	236,778		—	1,333,102

Total Common Stocks	$8,066,081	$2,308,546	*	$—	$10,374,627

U.S. Treasury Obligations	$—	$8,378,494		$—	$8,378,494
Exchange-Traded Funds	5,539,828	—		—	5,539,828
Short-Term Investments	—	2,731,451		—	2,731,451

Total Investments	$13,605,909	$13,418,491		$—	$27,024,400

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	January 25, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	January 25, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	January 25, 2012